ORGANIZATION	12 Months Ended
Dec. 31, 2016
Nature Of Operations [Abstract]
ORGANIZATION

NOTE 1: ORGANIZATION

The National Bank of Greece S.A. (the “Bank” or “NBG”) is a commercial bank and was incorporated in the Hellenic Republic in 1841. The National Bank of Greece S.A. and its subsidiaries (the “Group” or “NBG Group”) provide a wide range of financial services activities including retail and commercial banking, global investment management, investment banking, insurance, investment activities and securities trading. The Group's non-financial service activities include hotels, warehouse management and real estate investments. The Group operates in Greece, UK, South Eastern Europe which includes Bulgaria, Romania, Albania, Serbia and FYROM, as well as in Cyprus, Malta, Egypt and South Africa.